Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-11-08
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

We adopted a clawback policy, effective as of November 8, 2023, that complies with the new SEC rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act.

Under our 2025 Equity Incentive Plan, we may specify in an agreement governing the terms of an award granted under such plan to a participant, including awards granted to our executive officers, that the participant’s rights, payments, and benefits with respect to the award will be subject to reduction, cancellation, forfeiture, or recoupment upon the occurrence of certain specified events, in addition to any otherwise applicable vesting or performance conditions of the award. Such events may include, but will not be limited to, fraud, breach of a fiduciary duty, restatement of financial statements as a result of fraud or willful errors or omissions, termination of employment for cause, violation of material Company, affiliate and/or subsidiary policies, breach of non-competition, confidentiality, or other restrictive covenants that may apply to the participant, or other conduct by the participant that is detrimental to the business or reputation of the Company, its affiliates and/or its subsidiaries. We also may require the application of such forfeiture provision with respect to any award previously granted to a participant (“clawback”) even without any specified terms being included in any applicable award agreement to the extent required under applicable laws, such as pursuant to our clawback policy as described above.